UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6643

DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	6/30/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus New Jersey Intermediate Municipal Bond Fund	June 30, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments--97.6%	Amount ($)	Value ($)

New Jersey--94.4%

Atlantic City Board of Education:
5.50%, 12/1/2008 (Insured; FSA , Guaranteed; School
Board Reserve Fund)	1,250,000	1,355,387
6%, 12/1/2013 (Insured; FSA, Guaranteed; School
Board Reserve Fund)	3,205,000	3,784,817

Bayshore Regional Sewer Authority, Subordinated Sewer Revenue:
5.30%, 4/1/2008 (Insured; MBIA)	1,000,000	1,038,690
5.40%, 4/1/2009 (Insured; MBIA) (Prerefunded 4/1/2006)	1,000,000 a	1,040,660

Bergen County Improvement Authority, School District
Revenue:
(Engelwood City Board of Education Project):
5.25%, 4/1/2018	1,400,000	1,561,462
5.25%, 4/1/2019	1,475,000	1,639,285
5.25%, 4/1/2020	1,550,000	1,717,756
(Wyckoff Township Board of Education)
5.25%, 4/1/2020	1,770,000	1,979,727

Bergen County Utilities Authority, Water Pollution Control
Revenue 5.375%, 12/15/2013 (Insured; FGIC)	1,155,000	1,290,366

Brick Township Municipal Utilities Authority, Water and Sewer
Revenue 5.10%, 12/1/2009 (Insured; FGIC)	1,500,000	1,562,625

Burlington County Bridge Commission:
LR (Governmental Leasing Program):
5.25%, 8/15/2016	1,100,000	1,212,035
5.25%, 8/15/2017	1,355,000	1,491,218
Pooled Loan Revenue (Governmental Loan Program)
5.25%, 12/15/2019 (Insured; AMBAC)	2,890,000	3,226,367

Camden County Municipal Utilities Authority,
County Agreement Sewer Revenue
5%, 7/15/2009 (Insured; FGIC)	3,200,000	3,332,256

Cape May County Municipal Utilities Authority
5.75%, 1/1/2016 (Insured; FSA)	2,000,000	2,370,420

Delaware River and Bay Authority, Revenue:
5.25%, 1/1/2017 (Insured; MBIA)	1,160,000	1,304,745
5.25%, 1/1/2019 (Insured; MBIA)	2,390,000	2,688,224

Freehold Regional High School:
5.50%, 3/1/2009
(Insured; FGIC, Guaranteed; School Board Reserve Fund)	1,450,000		1,581,747
5.50%, 3/1/2010
(Insured; FGIC, Guaranteed; School Board Reserve Fund)	2,460,000		2,725,434

Hoboken Parking Utilities 5.25%, 1/1/2018 (Insured; FGIC)	3,210,000		3,546,665

Hudson County Improvement Authority,
Facility Lease Revenue (Hudson County Lease Project)
5.25%, 10/1/2012 (Insured; FGIC)	2,795,000		3,012,395

Jersey City:
Public Improvement 5.25%, 9/1/2010 (Insured; MBIA)
(Prerefunded 9/1/2009)	1,605,000	a	1,762,434
Water 5.20%, 10/1/2008 (Insured; AMBAC)	1,565,000		1,641,779

Middlesex County Utilities Authority, Sewer Revenue
6.25%, 8/15/2010 (Insured; MBIA)	1,500,000		1,640,385

Monmouth County 5.10%, 10/1/2010
(Prerefunded 10/1/2005)	2,600,000	a	2,668,484

Monmouth County Improvement Authority,
Governmental Loan Revenue
5.25%, 12/1/2020 (Insured; AMBAC)	2,235,000		2,477,386

New Jersey Economic Development Authority, Revenue:
Cigarette Tax
5.50%, 6/15/2024	2,300,000		2,453,732
Department of Human Services
5.75%, 7/1/2014	1,080,000		1,210,885
Economic Development (Masonic Charity Foundation)
5%, 6/1/2018	1,680,000		1,801,447
School (The Peddie School Project)
4%, 2/1/2007	1,000,000		1,019,130
School Facilities, Construction:
5.50%, 6/15/2011 (Insured; AMBAC)	2,500,000		2,805,025
5.25%, 12/15/2013 (Insured; AMBAC)	1,255,000		1,414,372
5.25%, 6/15/2016 (Insured; AMBAC)	4,500,000		5,014,575
(Transportation Project) 5.25%, 5/1/2011 (Insured; FSA)	2,210,000		2,442,536

New Jersey Educational Facilities Authority, Revenue:
College and University:
(College of New Jersey)
5.375%, 7/1/2017 (Insured; FGIC)	1,300,000		1,447,238
(Fairleigh Dickenson University)
6%, 7/1/2020	2,000,000		2,216,160
(Montclair State University)

5.125%, 7/1/2022 (Insured; MBIA)	1,840,000		2,003,190
Motor Vehicle Surcharge Revenue
Zero Coupon 7/1/2018 (Insured; MBIA)	5,000,000		2,953,500
(Princeton University):
5.125%, 7/1/2012	1,550,000		1,701,575
5.25%, 7/1/2014 (Prerefunded 7/1/2010)	2,885,000	a	3,183,771
5%, 7/1/2023	2,000,000		2,178,180
(Seton Hall University):
5.25%, 7/1/2006 (Insured; AMBAC)	2,030,000		2,081,988
5.25%, 7/1/2009 (Insured; AMBAC)	1,050,000		1,139,103
Public Library Project Grant Issue
5.50%, 9/1/2017 (Insured; AMBAC)	1,500,000		1,685,145

New Jersey Health Care Facilities Financing Authority, Health Hospital
and Nursing Home Revenue:
(Atlantic City Medical Center) 6%, 7/1/2012	3,145,000		3,578,318
(Capital Health System Obligated Group)
5.50%, 7/1/2011	2,730,000		2,957,218
(Health Care System Obligated Group)
5.50%, 7/1/2012	1,645,000		1,798,610
(Raritan Bay Medical Center Issue) 6.625%, 7/1/2005	2,800,000		2,800,252
(Robert Wood Johnson University Center):
5%, 7/1/2008 (Insured; MBIA)	1,500,000		1,545,705
5.375%, 7/1/2013	2,000,000		2,153,620
(Saint Joseph's Hospital and Medical Center)
5.15%, 7/1/2006 (Insured; Connie Lee)	2,555,000		2,605,180
(South Jersey Hospital) 6%, 7/1/2012	3,000,000		3,392,640
(Trinitas Hospital Obligated Group) 7.375%, 7/1/2015	4,000,000		4,599,000

New Jersey Transportation Trust Fund Authority,
Transportation System:
5.50%, 6/15/2009	2,725,000		2,983,739
6%, 12/15/2014 (Insured; MBIA)	1,370,000		1,592,981
6%, 12/15/2014 (Insured; MBIA) (Prerefunded 12/15/2011)	2,630,000	a	3,058,059
6%, 12/15/2016 (Insured; MBIA) (Prerefunded 12/15/2011)	5,000,000	a	5,813,800

New Jersey Turnpike Authority, Turnpike Revenue:
5.75%, 1/1/2010 (Insured; MBIA) (Prerefunded 1/1/2010)	685,000	a	764,857
5.75%, 1/1/2010 (Insured; MBIA)	2,315,000		2,570,460
6%, 1/1/2014 (Insured; MBIA) (Prerefunded 1/1/2014)	1,820,000	a	2,166,128
6%, 1/1/2014 (Insured; MBIA)	3,180,000		3,756,470
5%, 1/1/2020 (Insured; FSA)	5,000,000		5,439,450

North Hudson Sewer Authority, Sewer Revenue:
5.25%, 8/1/2010 (Insured; FGIC)	3,825,000		3,964,192
5.25%, 8/1/2016 (Insured; FGIC)	2,000,000		2,215,920
5.25%, 8/1/2017 (Insured; FGIC)	2,000,000		2,213,280

North Jersey District of Water Supply Commission

(Wanaque South Project):
5.25%, 7/1/2014 (Insured; MBIA)	2,200,000		2,464,264
5.25%, 7/1/2015 (Insured; MBIA)	4,570,000		5,113,876

Northeast Monmouth County Regional Sewer Authority, Sewer Revenue
5%, 11/1/2010 (Insured; MBIA)	2,250,000		2,336,738

Ocean County, General Improvement:
5.65%, 7/1/2005	1,600,000		1,600,144
5%, 9/1/2012	1,300,000		1,423,474
5%, 9/1/2013	1,200,000		1,313,976

Ocean County Utilities Authority,
Wastewater Revenue 5.25%, 1/1/2017	1,500,000		1,648,290

Port Authority of New York and New Jersey
(Consolidated Board 101st Series)
5.25%, 9/15/2006 (Insured; MBIA)	1,000,000		1,015,080

South Brunswick Township Board of Education
5.625%, 12/1/2010 (Insured; FGIC, Guaranteed; School
Board Reserve Fund) (Prerefunded 12/1/2009)	1,820,000	a	2,018,544

Southeast Morris County Municipal Utilities Authority,
Water Revenue 5%, 1/1/2012 (Insured; MBIA)	1,000,000		1,084,650

Southern Regional High School District 5.50%, 9/1/2011
(Insured; MBIA) (Prerefunded 9/1/2006)	1,600,000	a	1,653,200

Tobacco Settlement Financing Corporation 5.375%, 6/1/2018	2,500,000		2,606,850

Trenton 5.125%, 1/15/2013 (Insured; FGIC)	1,000,000		1,080,410

Washington Township Board of Education
4.125%, 1/1/2022 (Insured; FSA)	2,080,000		2,062,778

U.S. Related --3.2%

Children's Trust Fund of Puerto Rico, Tobacco Settlement
Revenue 5.75%, 7/1/2012 (Prerefunded 7/1/2010)	1,500,000	a	1,681,050

Puerto Rico Highway and Transportation Authority,
Transportation Revenue 5%, 7/1/2022 (Insured; FGIC)	1,615,000		1,761,626

Puerto Rico Infrastructure Financing Authority,
Special Tax Revenue 5.50%, 7/1/2021 (Insured; FGIC)	1,000,000		1,195,100

Virgin Islands Public Finance Authority, Revenue
(Senior Lien Fund) 5.50%, 10/1/2008 (Insured; ACA)	1,500,000		1,611,225

Total Long-Term Municipal Investments		188,045,455
(cost $178,043,630)

Short-Term Municipal Investment--.6%

New Jersey:

Port Authority of New York and New Jersey
Special Obligation Revenue, VRDN
2.34% (SBPA; Bayerische Landesbank)
(cost $1,200,000)	1,200,000 b	1,200,000

TOTAL INVESTMENTS (Cost $179,243,630)	98.2%	189,245,455

CASH AND RECEIVABLES (NET)	1.8%	3,562,138

NET ASSETS	100.0%	192,807,593

Notes to Statement of Investments:

a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on issue and to retire the bonds in full at the earliest refunding date.
b Securities payable on demand. Variable interest rate--subject to periodic change.
c Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 10, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 10, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)